Intangible assets - Goodwill related to Gas & Power segment (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Goodwill	€ 1,265	€ 1,284
Gas & Power
Intangible assets
Goodwill	981	977
Gas & Power | CGU Domestic Gas Market
Intangible assets
Goodwill	839	835
Gas & Power | CGU Foreign Gas Market
Intangible assets
Goodwill	€ 142	€ 142